Cover	Oct. 19, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	000-56555
Entity Registrant Name	POLOMAR HEALTH SERVICES, INC.
Entity Central Index Key	0001265521
Entity Tax Identification Number	86-1006313
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	575 Lexington Avenue
Entity Address, Address Line Two	Suite 17-143
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(727)
Local Phone Number	425-7575
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	32866 US Hwy 19 N
Entity Address, City or Town	Palm Harbor
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34684